Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of internal credit grades [line items]
Loss allowance	£ 751	£ 940	£ 921	£ 1,108
Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(800)	(1,000)
Financial assets	312,600	255,700
Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(700)
Financial assets	233,500
Cash and balances at central banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	24,200	32,800
Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance		(1,000)
Financial assets		199,500
Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(700)
Financial assets	201,700
Loans and advances to banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		3,500
Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	3,500
Reverse repurchase agreements - non-trading [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		2,400
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	21,100
Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,200
Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	13,300
Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		17,500
Internal grade 9 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	64,800	52,900
Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	33,300
Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	24,200	31,800
Internal grade 9 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		4,900
Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	10,000
Internal grade 9 [member] | Loans and advances to banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,300
Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	900
Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	15,200
Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,200
Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,600
Internal grade 9 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		14,900
Internal grade 8 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	45,300	35,600
Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	31,500
Internal grade 8 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		31,900
Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	27,500
Internal grade 8 [member] | Loans and advances to banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		200
Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,500
Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	3,800
Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	5,800
Internal grade 8 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		2,000
Internal grade 7 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	84,700	80,200
Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	75,100
Internal grade 7 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		78,500
Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	72,400
Internal grade 7 [member] | Loans and advances to banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		700
Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,400
Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		400
Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300
Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	700
Internal grade 7 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		600
Internal grade 6 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	61,000	43,100
Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	52,000
Internal grade 6 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		42,700
Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	51,600
Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		400
Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Internal grade 5 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	25,700	19,400
Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	20,300
Internal grade 5 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		19,400
Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	20,300
Internal grade 4 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	12,700	12,100
Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	11,400
Internal grade 4 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		12,100
Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	11,400
Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,800	7,500
Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,300
Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		7,500
Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,300
Other [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	12,400	5,900
Other [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	4,300
Other [member] | Cash and balances at central banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,000
Other [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		3,500
Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	2,900
Other [member] | Loans and advances to banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,300
Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,000
Other [member] | Reverse repurchase agreements - non-trading [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Balance sheet exposures [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(700)
Financial assets	271,000
Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	64,100
Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	37,300
Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	75,800
Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	52,000
Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	20,300
Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	11,400
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,300
Balance sheet exposures [member] | Other [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	4,500
Off-Balance Sheet [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)
Financial assets	41,600
Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	700
Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	8,000
Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	8,900
Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	9,000
Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	5,400
Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300
Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	500
Off-Balance Sheet [member] | Other [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,900
Advances secured on residential property [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance		(200)
Financial assets		155,200
Advances secured on residential property [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		3,200
Advances secured on residential property [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		26,700
Advances secured on residential property [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		75,200
Advances secured on residential property [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		35,200
Advances secured on residential property [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		6,200
Advances secured on residential property [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		4,500
Advances secured on residential property [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		4,400
Corporate loans [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance		(500)
Financial assets		30,500
Corporate loans [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,700
Corporate loans [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		5,100
Corporate loans [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		2,100
Corporate loans [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		4,600
Corporate loans [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		9,600
Corporate loans [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		5,100
Corporate loans [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,500
Corporate loans [member] | Other [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,300
Finance leases [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance		(100)
Financial assets		6,600
Finance leases [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		400
Finance leases [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,300
Finance leases [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		2,000
Finance leases [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,800
Finance leases [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,100
Finance leases [member] | Other [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Other unsecured advances [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance		(200)
Financial assets		6,000
Other unsecured advances [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Other unsecured advances [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		800
Other unsecured advances [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,600
Other unsecured advances [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,600
Other unsecured advances [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		700
Other unsecured advances [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		500
Other unsecured advances [member] | Other [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		900
Amounts due from fellow banco santander group subsidiaries and joint ventures [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,200
Amounts due from fellow banco santander group subsidiaries and joint ventures [member] | Other [member] | Loans and Advances to Customers [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,200
Stage 1 [member] | Cash and balances at central banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	24,200
Stage 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)
Financial assets	188,300
Stage 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	3,500
Stage 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	21,100
Stage 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,200
Stage 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	13,300
Stage 1 [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	24,200
Stage 1 [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	10,000
Stage 1 [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	900
Stage 1 [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	15,200
Stage 1 [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,200
Stage 1 [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,600
Stage 1 [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	27,500
Stage 1 [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Stage 1 [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	3,800
Stage 1 [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	5,800
Stage 1 [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	72,200
Stage 1 [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,400
Stage 1 [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300
Stage 1 [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	700
Stage 1 [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	50,300
Stage 1 [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Stage 1 [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	17,600
Stage 1 [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	6,900
Stage 1 [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,100
Stage 1 [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	2,800
Stage 1 [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,000
Stage 1 [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Stage 1 [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Stage 1 [member] | Off-Balance Sheet [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(100)
Financial assets	41,100
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	700
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	8,000
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	8,900
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	8,900
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	5,300
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,200
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	300
Stage 1 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	7,900
Stage 2 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(300)
Financial assets	11,300
Stage 2 [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	200
Stage 2 [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	1,300
Stage 2 [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	2,700
Stage 2 [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	4,500
Stage 2 [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	2,800
Stage 2 [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	400
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 3 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Loss allowance	(300)
Financial assets	2,100
Stage 3 [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	2,400
Stage 3 [member] | Off-Balance Sheet [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	100
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 100
Loans and receivables securities [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		2,200
Loans and receivables securities [member] | Internal grade 9 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,900
Loans and receivables securities [member] | Internal grade 8 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		100
Loans and receivables securities [member] | Internal grade 7 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		200
Available-for-sale [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		8,800
Available-for-sale [member] | Internal grade 9 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		6,500
Available-for-sale [member] | Internal grade 8 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		1,900
Available-for-sale [member] | Internal grade 7 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		400
Held-to-maturity debt securities [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		6,500
Held-to-maturity debt securities [member] | Internal grade 9 [member] | Financial investments [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Financial assets		£ 6,500